Derivative Financial Liability (Details) $ in Thousands	1 Months Ended
Mar. 17, 2020 USD ($) shares
Derivative Financial Liability Abstract
Group issued warrants	17,250,000
Warrants Issued to former stockholders	12,750,000
Warrants issued exchange	4,500,000
Warrants transferred	4,000,000
Tiberius warrants transferred	500,000
Change in fair value of derivative financial liability (in Dollars) | $	$ 9,210